Employee Benefits - Summary of Bank Contribution to Principal Pension and Non Pension Post Retirement Benefit Plans and Significant Other Pension and Retirement Plans (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 109	$ 82	$ 205	$ 213
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	95	71	178	190
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	4	4	8	7
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 10	$ 7	$ 19	$ 16